FINANCIAL INVESTORS TRUST

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

ALPS Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

ALPS Asset Allocation Growth & Income

(the “Funds”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

ALPS | CoreCommodity Natural Resources ETF

(the “Fund”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

ALPS Global Opportunity Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED SEPTEMBER 15, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Kotak India Equity Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED SEPTEMBER 2, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Emerald Finance and Banking Innovation Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Emerald Growth Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

SUPPLEMENT DATED DECEMBER 22, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED AUGUST 31, 2025, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the first paragraph in the “Remuneration of Trustees” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.